Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Before Income Taxes	Income before income tax expense for the years ended December 31, 2025, 2024 and 2023 consisted of:

(in thousands)	2025	2024	2023

Pretax (loss) income in the Netherlands	($731)	$20,624	$63,676
Pretax income from foreign operations	490,996	100,523	366,133
Total income before income tax expense	$490,265	$121,147	$429,809

Provision for Income Taxes	Income tax expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands)	2025	2024	2023

Current:
The Netherlands	$1,750	$14,347	$11,393
Foreign	83,702	46,250	66,382
	85,452	60,597	77,775
Deferred:
The Netherlands	342	9,137	(5,535)
Foreign	(20,409)	(32,178)	16,266
	(20,067)	(23,041)	10,731
Total income tax expense	$65,385	$37,556	$88,506

Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate	The principal items comprising the differences between income taxes computed at the Netherlands' statutory tax rate and our effective tax rate for the year ended December 31, 2025 are as follows:

		2025
(in thousands)	Amount	Percent

The Netherlands' income tax at statutory rate	$126,488	25.8%
State and local income taxes, net of national income tax effect(1)	—	—

		2025
(in thousands)	Amount	Percent

Foreign tax effects
United States
Statutory tax rate difference between United States and Netherlands	(11,146)	(2.3)
Worthless stock deduction(2)	(29,003)	(5.9)
Nontaxable or nondeductible items	(1,916)	(0.4)
Other	(730)	(0.1)
Germany
Statutory tax rate difference between Germany and the Netherlands	(1,150)	(0.2)
Trade tax benefit	(12,760)	(2.6)
Change in tax rates	(4,339)	(0.9)
Nontaxable or nondeductible items	1,527	0.3
Other	(1,115)	(0.2)
Poland
Statutory tax rate difference between Poland and the Netherlands	(4,118)	(0.8)
Nontaxable or nondeductible items	(11,441)	(2.3)
Pillar Two	7,744	1.6
Other	(416)	(0.1)
United Arab Emirates
Statutory tax rate difference between UAE and the Netherlands	(15,752)	(3.2)
Other foreign jurisdictions	618	0.1
Effect of changes in tax laws or rates enacted in the current period	—	0.0
Effect of cross-border tax laws	—	0.0
Tax credits	—	0.0
Changes in valuation allowances	(3,464)	(0.7)

		2025
(in thousands)	Amount	Percent

Nontaxable or nondeductible items
Nondeductible expenses	1,668	0.3%
Withholding tax	3,624	0.7
Changes in unrecognized tax benefits	21,717	4.4
Other adjustments	(652)	(0.1)
Effective tax	$65,385	13.3%
(1)The Netherlands has no municipal taxes.
(2)During the third quarter of 2025, the Company recognized a worthless stock deduction under Internal Revenue Code Section 165(g)(3) upon liquidation of the U.S. subsidiary, NeuMoDx Molecular, Inc.
The principal items comprising the differences between income taxes computed at the Netherlands' statutory income tax rate and our effective tax rate for the years ended December 31, 2024 and 2023, prior to the adoption of ASU 2023-09, are as follows:

	2024	2023

The Netherlands' statutory income tax rate	25.8%	25.8%
Taxation of foreign operations, net(1)	(13.5)	(7.6)
Unrecognized tax benefits(2)	15.9	3.1
Share-based compensation	2.8	(0.3)
Prior year taxes	1.2	0.3
Government incentives(3)	(2.8)	(1.0)
Changes in tax laws and rates	(0.2)	0.2
Tax impact from nondeductible items	1.2	1.3
Valuation allowance	(0.8)	(1.8)
Other items, net	1.4	0.6
Effective tax rate	31.0%	20.6%
(1)Our effective tax rate reflects our global operations where certain income or loss is taxed at rates higher or lower than the Netherlands’ statutory income tax rate as well as the benefit of some income being partially exempt from income taxes. These foreign tax benefits are due to a combination of favorable tax laws, regulations and exemptions in certain jurisdictions. Partial tax exemptions exist on foreign income primarily derived from operations in Germany. Further, we have intercompany financing arrangements in which the intercompany income is subject to lower statutory income tax rates. The Organization for Economic Co-operation and Development (OECD) has implemented a global minimum corporate tax of 15% for companies with global revenues and profits above certain thresholds (referred to as Pillar Two) effective January 1, 2024. The Netherlands formally enacted the Pillar Two legislation into domestic law. We recorded $11.5 million top-up tax in relation to our operations in Dubai (United Arab
Emirates) and Poland in 2024.
(2)Unrecognized tax benefits include the impact from reassessment of accruals for tax contingencies, primarily related to ongoing taxing authority examinations.
(3)Government incentives include tax credits in the U.S. relating to research and development expense.

Changes in Amounts of Unrecognized Tax Benefits	Changes in the amount of unrecognized tax benefits for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands)	2025	2024	2023

Balance at beginning of year	$108,927	$95,558	$79,283
Additions based on tax positions related to the current year	8,990	9,447	9,632
Additions for tax positions of prior years	21,022	10,402	7,839
Decrease for tax position of prior years	(8,834)	(271)	(3,832)
Decrease related to settlements	—	(439)	(119)
Increase (decrease) from currency translation	13,481	(5,770)	2,755
Balance at end of year	$143,586	$108,927	$95,558

Components of Net Deferred Tax Assets and Liabilities	The components of the net deferred tax assets at December 31,
2025 and 2024 are as follows:

(in thousands)	2025	2024

Deferred tax assets:
Net operating loss and tax credit carryforwards	$76,802	$33,875
Intangible assets	42,091	47,409
Accrued and other liabilities	24,582	27,746
Share-based compensation	13,091	15,899
Other	22,070	19,349
Total deferred tax assets before valuation allowance	178,636	144,278
Valuation allowance	(8,364)	(10,894)
Total deferred tax assets, after valuation allowance	$170,272	$133,384

Deferred tax liabilities:
Intangible assets	($44,451)	($41,386)
Property, plant and equipment	(75,390)	(38,900)
Other	(8,010)	(5,726)
Total deferred tax liabilities	($127,851)	($86,012)

Deferred tax assets, net	$42,421	$47,372

Change in the Valuation Allowance	The changes in the valuation allowance for the years ended December 31, 2025, 2024 and 2023 were as follows:

(in thousands)	2025	2024	2023

Balance at beginning of year	($10,894)	($13,214)	($21,265)
Additions charged to income tax expense	(1,380)	(405)	(2,015)
Deductions charged to income tax expense	4,844	1,383	9,719
Currency translation	(934)	1,342	347
Balance at end of year	($8,364)	($10,894)	($13,214)

Schedule of Cash Flow, Supplemental Disclosures	For the years ended December 31, 2024 and 2023, income taxes paid totaled $15.7 million and $82.4 million, respectively.

(in thousands)	2025

The Netherlands	$5,660
Foreign:
United States	6,308
Germany	(6,272)
Spain	(1,975)
United Kingdom	(4,198)
Switzerland	4,895
France	2,533
Turkey	2,079
Italy	1,507
Sweden	1,467
Other jurisdictions	5,261
Total foreign income taxes paid	11,605

Total income taxes paid	$17,266